Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5)	Stockholders’ Equity

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with a par value of $0.01.  Of the 1,000,000 shares of preferred stock, 20,000 shares have been designated as Series A Junior Participating Preferred Stock, 313,960 shares have been designated as Series A Convertible Preferred Stock, 279,256 shares have been designated as Series B Convertible Preferred Stock, 88,098 shares have been designated as Series C Convertible Preferred Stock and 850 shares have been designated as Series D Convertible Preferred Stock.  As of March 31, 2012, there were 88,098 shares of Series C Convertible Preferred Stock outstanding and 300 shares of Series D Convertible Preferred Stock issued and outstanding.  443 shares of Series D Convertible Preferred Stock have been converted into 681,538 shares of the Company’s common stock.  As of March 31, 2012, there were no shares of Series A Junior Participating Preferred Stock, Series A Convertible Preferred Stock or Series B Convertible Preferred Stock issued and outstanding.

Series A Convertible Preferred Stock

On February 12, 2009, we completed a private placement, pursuant to which we sold an aggregate of 156,980 units (the “Series A Units”) for a purchase price of $11.50 per unit (the “Series A Purchase Price”), resulting in gross proceeds to us of $1,805,270 (the “Series A Private Placement”).  Each Series A Unit consisted of (i) one share of Series A Convertible Preferred Stock convertible into 10 shares of our common stock, (ii) a warrant to purchase one share of Series A Convertible Preferred Stock at an exercise price equal to $12.50 per share, with a term expiring 15 months after the date of closing (“15-Month Series A Preferred Stock Warrant”); and (iii) a warrant to purchase 10 shares of common stock at an exercise price equal to $2.00 per share, with a term expiring 30 months after the date of closing (the “30-Month Common Stock Warrants”).  We did not pay any placement fees associated with this transaction but the expenses related to the offering totaled approximately $233,000.  All of the 15-Month Series A Preferred Stock Warrants were exercised by April 28, 2010.

On or about August 10, 2011, holders of 30-Month Common Stock Warrants to purchase 1,569,800 shares of Common Stock entered into an amendment to the 30-Month Common Stock Warrants which extended the expiration date of the warrants to August 11, 2012.  On or about September 30, 2011, 30-Month Common Stock Warrants to purchase 1,556,750 shares of Common Stock were further amended to reduce the exercise price from $1.74 to $0.90 and to extend the term until August 12, 2016 and, with respect to affiliates, August 12, 2015.  A 30-Month Common Stock Warrant to purchase 13,050 shares of Common Stock, which was not amended in September 2011, was further adjusted by common stock dividends issued in October 2011 resulting in an exercise price of $1.72 per share, subject to future adjustment, with a term expiring on August 11, 2012.

In September and October 2011, all shares of the outstanding shares of Series A Convertible Preferred Stock were voluntarily converted.  The Company has no obligation or intention to issue any more shares of Series A Convertible Preferred Stock.

Each share of Series A Convertible Preferred Stock received a cumulative dividend at the rate of 5% per annum of the Series A Purchase Price, payable semi-annually on June 30 and December 31, commencing on June 30, 2009 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and June 30, 2009).  The Company was permitted to pay dividends in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series A Convertible Preferred Stock were also entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series A Convertible Preferred Stock would have been paid out of the assets of the Company available for distribution to our stockholders before any payment was paid to the holders of common stock, an amount per share equal to the Series A Purchase Price, plus accrued and unpaid dividends.  The Series A Convertible Preferred Stock would have been treated on an equivalent basis with the holders of the Series B Convertible Preferred Stock and Series C Convertible Preferred Stock with respect to payments made in connection with a liquidation.  The Board approved the final payment to Series A holders in the form of common stock for accrued dividends through September 30, 2011.

30-Month Common Stock Warrants

The amended 30-Month Common Stock Warrants to purchase 1,556,750 shares of Common Stock have an exercise price equal to $0.90 per share, with a term expiring on August 12, 2016 (August 12, 2015 for Affiliates). A 30-Month Common Stock Warrant to purchase 13,050 shares of Common Stock, which was not amended in September 2011, has an exercise price of $1.72 per share, subject to future adjustment, with a term expiring on August 11, 2012.  Unless waived under certain circumstances by the holder of the 30-Month Common Stock Warrant, such holder’s 30-Month Common Stock Warrants may not be exercised if upon such exercise the holder’s beneficial ownership would exceed certain thresholds.  Each of the 30-Month Common Stock Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the warrant is an “affiliate” as defined in the applicable Securities Purchase Agreement of the Company.

The warrant exercise price and/or number of shares issuable upon exercise of the applicable warrant were subject to adjustment for stock dividends, stock splits or similar capital reorganizations, as set forth in the warrants.  The 30-Month Common Stock Warrants that were amended as described above, no longer provide for adjustment to the exercise price and/or number of shares issuable upon exercise of the applicable warrant for stock dividends.

Subject to the terms and conditions of the 30-Month Common Stock Warrant, the Company has the right to call for cancellation the 30-Month Common Stock Warrant if the volume weighted average price for our common stock on the primary trading market or exchange on which our common stock is then traded equals or exceeds $2.80 for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.

Series B Convertible Preferred Stock

On November 18, 2009, we sold an aggregate of 62,039 units (the “Series B Units”) for a purchase price of $18.80 per unit (the “Series B Purchase Price”), resulting in gross proceeds to us of $1,166,333.  This was the first tranche of a $2.5 million private placement.  The second tranche closed on March 18, 2010 for the sale of 26,672 Series B Units with gross proceeds of $501,434 (collectively the two tranches are referred to as the “Series B Private Placements”).  Each Series B Unit consisted of (i) one share of Series B Convertible Preferred Stock convertible into 10 shares of our common stock and (ii) a warrant to purchase one share of Series B Convertible Preferred Stock at an exercise price equal to $23.80 per share for warrants issued in November 2009 and at an exercise price of $28.80 for warrants issued in March 2010, in each case with a term expiring on August 11, 2011 (the “Series B Warrant”).

In connection with the Series B Private Placements, we paid a finder’s fee of $100,478, plus warrants to purchase 5,344 shares of Series B Convertible Preferred Stock at $28.80 per share, expiring August 11, 2012.

On or about August 10, 2011, holders of the Series B Warrants to purchase 887,110 shares of Common Stock entered into an amendment to the Series B Warrants which extended the expiration date of the Series B Warrants to August 11, 2012 and provided that they would be issuable for the equivalent number of shares of Common Stock at a proportionate exercise price.  On or about September 30, 2011, Series B Warrants to purchase 887,110 shares of Common Stock were further amended to reduce the exercise price from $2.38 to $1.43, for Series B Warrants issued in November 2009, and from $2.88 to $1.75, for Series B Warrants issued in March 2010 and to extend the term of the Series B Warrants until August 12, 2016 and, with respect to affiliates, until August 12, 2015.  All of the Series B Warrants are no longer exercisable for shares of Series B Convertible Preferred Stock.

On or about September 30, 2011, all of the outstanding shares of Series B Convertible Preferred Stock were voluntarily converted into shares of Common Stock.  The Company has no obligation or intention to issue any more shares of Series B Convertible Preferred Stock.

Each share of Series B Convertible Preferred Stock received a cumulative dividend at the rate of 5% per annum of the Series B Purchase Price, payable semi-annually on June 30 and December 31, commencing on December 31, 2009 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and December 31, 2009).  The Company was permitted to pay dividends in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series B Convertible Preferred Stock were also entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series B Convertible Preferred Stock would have been paid out of the assets of the Company available for distribution to our stockholders before any payment was paid to the holders of common stock, an amount per share equal to the Series B Purchase Price, plus accrued and unpaid dividends.  The Series B Convertible Preferred Stock would have been treated on an equivalent basis with the holders of the Series A Convertible Preferred Stock and Series C Convertible Preferred Stock with respect to payments made in connection with a liquidation.  The Board approved the method of payment in the form of common stock for the dividends payable with respect to December 31, 2009 and the June 30, 2010 (to the holders of Series B Convertible Preferred Stock issued in November 2009).  In April 2012, the Company issued 96,966 shares of common stock as the final payment of dividends to Series B holders for accrued dividends through April 3, 2012.

Series B Warrants

The Series B Warrants currently have an exercise price of $1.43 for Series B Warrants issued in November 2009, and $1.75 for Series B Warrants issued in March 2010, in each case with a term expiring on August 12, 2016 and, with respect to affiliates, August 12, 2015.  The Series B Warrants are currently exercisable for shares of Common Stock.  The Series B Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the Series B Warrant is an “affiliate” (as defined in the Securities Purchase Agreement) of the Company.

The Series B Warrant exercise price and/or number of shares issuable upon exercise of the Series B Warrant will be subject to adjustment for stock splits or similar capital reorganizations, as set forth in the Series B Warrants, as amended.

Subject to the terms and conditions of the Series B Warrants, the Company has the right to call for cancellation of the Series B Warrants if the volume weighted average price of our common stock on the primary trading market or exchange on which our common stock is then traded equals or exceeds $4.70 for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.

Series C Convertible Preferred Stock

On April 8, 2011 and April 12, 2011, we completed the first tranche of a private placement, pursuant to which we sold an aggregate of 55,048 units for a purchase price of $15.00 per unit, resulting in gross proceeds to us of $825,720 (the “Series C Private Placement”).  This was the first tranche of the Series C Private Placement.  In connection with the second tranche, the purchase price was reduced to $12.50 per unit and we issued an additional 11,011 units to the purchasers who participated in the first tranche, without any additional gross proceeds to us.  The second tranche closed on June 20, 2011 for the sale of 22,039 Series C Units (as defined below) for a purchase price of $12.50 per unit with gross proceeds of $275,485.  Each unit (“Series C Unit”) consisted of (i) one share of Series C Convertible Preferred Stock, $0.01 par value per share (the “Series C Convertible Preferred Stock”) convertible into 10 shares of our Common Stock, (subject to adjustment for stock splits, stock dividends, recapitalization, etc.) and (ii) a three-year warrant to purchase 10 shares of our Common Stock at a per share exercise price equal to the sum of (i) the Common Stock equivalent of the Series C Purchase Price (ii) plus $0.88 (the “Series C Warrant”).  The Series C Warrants are exercisable until the close of business on the third anniversary of the applicable closing date.

We engaged an investment banker (the “Investment Banker”) to assist with the Series C Private Placement.  The Company paid the Investment Banker a cash retainer fee of $50,000 and issued a warrant to the Investment Banker to purchase 100,000 shares of Common Stock at an exercise price of $3.00 per share.  In connection with the Series C Private Placement, we paid the Investment Banker a fee of (i) approximately $66,000 cash, (ii) an expense allowance of approximately $16,500, (iii) a warrant to purchase 61,638 shares of Common Stock exercisable at a purchase price of $1.50, and (iv) a warrant to purchase 61,638 shares of Common Stock exercisable at a purchase price of $2.38.

The proceeds from the sale of each Series C Unit were allocated between the Series C Convertible Preferred Stock and the Series C Warrants based on the residual method.  The estimated fair value of the Series C Warrants was determined using a binomial formula, resulting in an allocation of the gross proceeds of $583,250 to the total warrants issued.  The allocation of the gross proceeds to the Series C Convertible Preferred Stock was $517,958.  In accordance with the provisions of ASC 470-20, an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $476,434 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the stock and warrants issued. The $476,434 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series C Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock on April 7 and June 20 issuable upon conversion of the Series C Convertible Preferred Stock from the fair market value of the Series C Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series C Convertible Preferred Stock and warrants.  We used a binomial formula since the warrants have down-round protection and are recorded as a liability.  See “Warrant Derivative Liability” in Note 3.

Each share of Series C Convertible Preferred Stock will receive a cumulative dividend at the rate of 5% per annum of the respective tranche purchase price, payable semi-annually on June 30 and December 31, commencing on June 30, 2011 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and June 30, 2011).  Dividends may be paid in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series C Convertible Preferred Stock also are entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series C Convertible Preferred Stock will be paid out of the assets of the Company available for distribution to our stockholders before any payment shall be paid to the holders of common stock, an amount per share equal to the Series C Purchase Price, plus accrued and unpaid dividends.  Prior to the conversion of all of the outstanding shares of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, the Series C Convertible Preferred Stock was treated on an equivalent basis with the Series A Convertible Preferred Stock and Series C Preferred Stock with respect to payments made in connection with a liquidation.  The Company elected to pay the dividend payable on June 30, 2011 in cash.

Each share of Series C Convertible Preferred Stock is convertible into 10 shares of common stock at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, recapitalizations and similar transactions (the “Series C Conversion Ratio”).  Each share of Series C Convertible Preferred Stock will automatically be converted into shares of common stock at the Series C Conversion Ratio then in effect:  (i) if, after 12 months from the closing of the applicable tranche of the Series C Private Placement, the common stock trades on the primary trading market or exchange on which the common stock is then traded at a price equal to three-tenths of the Series C Unit purchase price for 20 out of 30 consecutive trading days with average daily trading volume of at least 10,000 shares or (ii) upon a registered public offering by the Company at a per share price equal to at least three-tenths of the Series C Unit purchase price, with aggregate gross proceeds to the Company of not less than $10 million.  Unless waived under certain circumstances by the holder of the Series C Convertible Preferred Stock, such holder’s Series C Convertible Preferred Stock may not be converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.

The holders of Series C Convertible Preferred Stock are not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series C Convertible Preferred Stock may vote separately as a class on any matters that would amend, alter or repeal any provision of our Restated Articles of Organization, as amended, in a manner that adversely affects the powers, preferences or rights of the Series C Convertible Preferred Stock and such holders may also vote on any matters required by law.

If we consummate an equity financing (other than the exercise of employee stock options under the Company’s stock option plans, the Series C Private Placement or the exercise of any Series C Warrants, or the exercise or conversion of any currently outstanding Common Stock equivalents) within twelve months after the initial Closing and the gross proceeds to the Company from the sale of the Units are less than $4 million, then each holder of Series C Units may exchange all, but not less than all, of his, her or its Series C Units for the equity securities issued in such next financing and shall become subject to the terms and conditions of such next financing; provided that the exchange of the purchaser’s Series C Units for next financing securities is permitted under the rules and regulations of the NASDAQ Trading Market then in effect.  See Note 6, Subsequent Events.

Series C Warrants

The Series C Warrants have an exercise price equal to $2.13 with a term expiring on the third anniversary of the deal closing.  The Series C Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the Series C Warrant is an “affiliate” (as defined in the Securities Purchase Agreement) of the Company.

The Series C Warrant exercise price and/or number of shares issuable upon exercise of the Series C Warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations, as set forth in the Series C Warrants.  See also “Warrant Derivative Liability” in Note 3.

Subject to the terms and conditions of the Series C Warrants, the Company has the right to call for cancellation the Series C Warrants if the volume weighted average price of our common stock on the NASDAQ Capital Market (or other primary trading market or exchange on which our common stock is then traded) equals or exceeds two times the per common share exercise price for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.  See Note 6, Subsequent Events.

Series D Convertible Preferred Stock

On November 11, 2011, we completed a registered direct offering, pursuant to which we sold an aggregate of 843 units for a purchase price of $1,000.00 per unit, resulting in gross proceeds to us of $843,000 (the “Series D Placement”).  Each unit (“Series D Unit”) consisted of (i) one share of Series D Convertible Preferred Stock, $0.01 par value per share (the “Series D Convertible Preferred Stock”) convertible into 1,538.46 shares of our Common Stock, (subject to adjustment for stock splits, stock dividends, recapitalization, etc.) and (ii) one five-year warrant to purchase approximately 614 shares of our Common Stock at a per share exercise price of $0.81, subject to adjustment as provided in the Warrants (“Series D Warrant”).  The Series D Warrants will be exercisable beginning on May 11, 2012 and until the close of business on the fifth anniversary of the initial exercise date.

We engaged an investment banker to assist with the Series D Placement.  In connection with the Series D Placement, we paid the investment banker a fee of approximately $67,000 cash.

The proceeds from the sale of each Series D Unit were allocated between the Series D Convertible Preferred Stock and the Series D Warrants based on the residual method.  The estimated fair value of the Series D Warrants was determined using a binomial formula, resulting in an allocation of the gross proceeds of $283,725 to the total warrants issued.  The allocation of the gross proceeds to the Series D Convertible Preferred Stock was $559,275.  In accordance with the provisions of ASC 470-20, an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $530,140 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the stock and warrants issued. The $530,140 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series D Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock on November 10, 2011 issuable upon conversion of the Series D Convertible Preferred Stock from the fair market value of the Series D Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series D Convertible Preferred Stock and warrants.  The warrants are recorded as a liability.  See “Warrant Derivative Liability” in Note 3.

The Series D Convertible Preferred Stock ranks senior to the Company’s Common Stock and Series C Convertible Preferred Stock with respect to payments made upon liquidation, winding up or dissolution.  Upon any liquidation, dissolution or winding up of the Company, after payment of the Company’s debts and liabilities, and before any payment is made to the holders of any junior securities, the holders of Series D Convertible Preferred Stock are first entitled to be paid $1,000 per share subject to adjustment for accrued but unpaid dividends.

We may not pay any dividends on shares of common stock unless we also pay dividends on the Series D Convertible Preferred Stock in the same form and amount, on an as-if-converted basis, as dividends actually paid on shares of our common stock.  Except for such dividends, no other dividends may be paid on the Series D Convertible Preferred Stock.

Each share of Series D Convertible Preferred Stock is convertible into 1,538.46 shares of common stock (based upon an initial conversion price of $0.65 per share) at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, combinations, and similar recapitalization transactions (the “Series D Conversion Ratio”).  Subject to certain exceptions, if the Company issues any shares of common stock or common stock equivalents at a per share price that is lower than the conversion price of the Series D Convertible Preferred Stock, the conversion price will be reduced to the per share price at which such shares of common stock or common stock equivalents are issued.  Each share of Series D Convertible Preferred Stock will automatically be converted into shares of common stock at the Series D Conversion Ratio then in effect if, after six months from the closing of the Series D Placement, the common stock trades on the NASDAQ Capital Market (or other primary trading market or exchange on which the common stock is then traded) at a price equal to at least 300% of the then effective Series D Convertible Preferred Stock conversion price for 20 out of 30 consecutive trading days with each trading day having a volume of at least $50,000.  Unless waived under certain circumstances by the holder of the Series D Convertible Preferred Stock, such holder’s Series D Convertible Preferred Stock may not be converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.

In addition, in the event we consummate a merger or consolidation with or into another person or other reorganization event in which our shares of common stock are converted or exchanged for securities, cash or other property, or we sell, lease, license or otherwise dispose of all or substantially all of our assets or we or another person acquire 50% or more of our outstanding shares of common stock, then following such event, the holders of the Series D Convertible Preferred Stock will be entitled to receive upon conversion of the Series D Convertible Preferred Stock the same kind and amount of securities, cash or property which the holders of the Series D Convertible Preferred Stock would have received had they converted the Series D Convertible Preferred Stock immediately prior to such fundamental transaction.

The holders of Series D Convertible Preferred Stock are not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series D Convertible Preferred Stock may vote separately as a class on any matters that would (i) amend, our Restated Articles of Organization, as amended, in a manner that adversely affects the rights of the Series D Convertible Preferred Stock, (ii) alter or change adversely the powers, preferences or rights of the Series D Convertible Preferred Stock or alter or amend the certificate of designation, (iii) authorize or create any class of shares ranking as to dividends, redemption or distribution of assets upon liquidation senior to, or otherwise pari passu with, the Series D Convertible Preferred Stock, or (iv) increase the number of authorized shares of Series D Convertible Preferred Stock.

If, within 12 months of the initial issuance of the Series D Convertible Preferred Stock, we issue any common stock, common stock equivalents, indebtedness or any combination thereof (a “Subsequent Financing”), the holders of Series D Convertible Preferred Stock have the right to participate on a pro-rata basis in up to 50% of such Subsequent Financing.

Series D Warrants

The Series D Warrants originally had an exercise price equal to $0.81 per share of Common Stock.  The number of Series D Warrants increased by 48,950 to a total of 566,422 and each Series D Warrant currently has an exercise price equal to $0.74 per share of Common Stock.  These adjustments were made in connection with our February 2012 private placement in accordance with the Series D Warrant.  The Series D Warrants are exercisable beginning on the six month anniversary of the date of issuance and expire five years from the initial exercise date.  The Series D Warrants permit the holder to conduct a “cashless exercise” at any time a registration statement, or the prospectus contained therein, is not available for the issuance of the shares of Common Stock issuable upon exercise of the Series D Warrant, and under certain circumstances at the expiration of the Series D Warrants. The exercise price and/or number of shares of Common Stock issuable upon exercise of the Series D Warrants are subject to adjustment for certain stock dividends, stock splits or similar capital reorganizations, as set forth in the Warrants.  The exercise price and/or number of shares of Common Stock issuable upon exercise of the Series D Warrants are also subject to adjustment in the event that we issue any shares of common stock or common stock equivalents at a per share price that is lower than the exercise price for the Series D Warrants then in effect.  Upon any such issuance, subject to certain exceptions, the exercise price will be reduced to the per share price at which such shares of common stock or common stock equivalents are issued and number of Series D Warrant shares issuable hereunder shall be increased such that the aggregate exercise price payable hereunder, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment.  Unless waived under certain circumstance by the holder of a Series D Warrant, such holder may not exercise the Series D Warrant if upon such exercise the holder’s beneficial ownership of the Company’s Common Stock would exceed certain thresholds.  In the event we consummate a merger or consolidation with or into another person or other reorganization event in which our shares of common stock are converted or exchanged for securities, cash or other property, or we sell, lease, license or otherwise dispose of all or substantially all of our assets or we or another person acquire 50% or more of our outstanding shares of common stock, then following such event, the holders of the Series D Warrants will be entitled to receive upon exercise of the Series D Warrants the same kind and amount of securities, cash or property which the holders would have received had they exercised the Series D Warrants immediately prior to such fundamental transaction.

Common Stock

Shareholders Purchase Rights Plan

On March 3, 2003, our Board of Directors adopted a shareholder purchase rights plan (“the Rights Plan”) and declared a distribution of one Right for each outstanding share of our common stock to shareholders of record at the close of business on March 21, 2003 (the “Rights”). Initially, the Rights will trade automatically with the common stock and separate Right Certificates will not be issued.  The Rights Plan is designed to deter coercive or unfair takeover tactics and to ensure that all of our shareholders receive fair and equal treatment in the event of an unsolicited attempt to acquire the Company. The Rights Plan was not adopted in response to any effort to acquire the Company and the Board is not aware of any such effort. The Rights will expire on February 27, 2013 unless earlier redeemed or exchanged.  Each Right entitles the registered holder, subject to the terms of a Rights Agreement, to purchase from the Company one one-thousandth of a share of the Company’s Series A Junior Participating Preferred Stock at a purchase price of $45.00 per one one-thousandth of a share, subject to adjustment. In general, the Rights will not be exercisable until a subsequent distribution date which will only occur if a person or group acquires beneficial ownership of 15% or more of our common stock or announces a tender or exchange offer that would result in such person or group owning 15% or more of the common stock. With respect to any person or group who currently beneficially owns 15% or more of our common stock, the Rights will not become exercisable unless and until such person or group acquires beneficial ownership of additional shares of common stock.

Subject to certain limited exceptions, if a person or group acquires beneficial ownership of 15% or more of our outstanding common stock or if a current 15% beneficial owner acquires additional shares of common stock, each holder of a Right (other than the 15% holder whose Rights become void once such holder reaches the 15% threshold) will thereafter have a right to purchase, upon payment of the purchase price of the Right, that number of shares of our common stock which at the time of such transaction will have a market value equal to two times the purchase price of the Right  In the event that, at any time after a person or group acquires 15% or more of our common stock, we are acquired in a merger or other business combination transaction or 50% or more of its consolidated assets or earning power are sold, each holder of a Right will thereafter have the right to purchase, upon payment of the purchase price of the Right, that number of shares of common stock of the acquiring company which at the time of such transaction will have a market value of two times the purchase price of the Right.

Our Board of Directors may exchange the Rights (other than Rights owned by such person or group which have become void), in whole or in part, at an exchange ratio of one share of common stock per Right (subject to adjustment).  At any time prior to the time any person or group acquires 15% or more of our common stock, the Board of Directors may redeem the Rights in whole, but not in part, at a price of $0.001 per Right.

Stock Options and Warrants

Our stockholders approved our amended 2005 Equity Incentive Plan (the “Plan”) pursuant to which an aggregate of 1,800,000 shares of our common stock were reserved for issuance upon exercise of stock options or other equity awards made under the Plan.  Under the Plan, we may award stock options, shares of common stock, and other equity interests in the Company to employees, officers, directors, consultants, and advisors, and to any other persons the Board of Directors deems appropriate.  As of March 31, 2012, options to acquire 1,555,500 shares were outstanding under the Plan with 267,500 shares available for future grant under the Plan.

As of March 31, 2012, options to acquire 83,000 shares are outstanding under the 1999 Non-qualified Stock Option Plan.  No additional options may be granted under the 1999 Non-qualified Stock Option Plan.

The following tables summarize information concerning options and warrants outstanding and exercisable:

	Stock Options		Warrants
		Weighted		Weighted
		Average price		Average price	Total
	Shares	per share	Shares	per share	Shares	Exercisable
Balance outstanding, 12/31/2010	1,605,603	$2.49	2,681,350	$2.24	4,286,953	4,114,792
Granted	180,000	1.00	2,094,151	1.44	2,274,151
Exercised	(41,103)	1.07	-	-	(41,103)
Expired	(161,000)	2.78	-	-	(161,000)
Forfeited	(75,000)	2.57	-	-	(75,000)
Balance outstanding, 12/31/2011	1,508,500	$2.33	4,775,501	$1.35	6,284,001	6,112,335
Granted	127,000	0.80	534,887	0.74	661,887
Exercised	-	-	-	-	-
Expired	(80,000)	3.08	-	-	(80,000)
Forfeited	-	-	-	-	-
Balance outstanding, 3/31/2012	1,555,500	$2.17	5,310,388	$1.28	6,865,888	6,567,222

			Options Outstanding			Options Exercisable
				Weighted Average			Weighted Average
Range of Exercise Prices			Number of Options	Remaining Contractual Life (Years)	Exercise Price	Number of Options	Remaining Contractual Life (Years)	Exercise Price
$0.55	-	$2.70	870,000	7.5	$1.07	571,334	6.3	$1.14
2.71	-	3.08	219,500	4.0	2.88	219,500	4.0	2.88
3.09	-	3.95	302,000	4.2	3.67	302,000	4.2	3.67
3.96	-	5.93	164,000	4.8	4.27	164,000	4.8	4.27
$0.55	-	$5.93	1,555,500	6.0	$2.17	1,256,834	5.1	$2.46

As of March 31, 2012, the total estimated fair value of unvested stock options to be amortized over their remaining vesting period was $137,497.  The non-cash, stock-based compensation expense associated with the vesting of these options is expected to be $32,277 for the remainder of 2012, $39,574 in 2013, $36,238 in 2014 and $51,246 in 2015.

Sale of Common Stock

On February 7, 2012, we completed a private placement with 7 accredited investors, pursuant to which we sold an aggregate of 971,867 shares of common stock, $0.01 par value (“Shares”), resulting in gross proceeds to us of $800,000 (the “Private Placement”).  The price per unit was $0.8025 for units consisting of 789,350 shares and 394,677 warrants, and was $0.9125 for units consisting of the remaining 182,517 shares and 91,260 warrants.  Of the $800,000 invested in the private placement, $412,453 was received in cash and $387,547 was from the conversion of outstanding principal and interest on convertible promissory notes issued by us in 2011.

Each unit consists of one share of common stock and a warrant to purchase one-half share of common stock.  The warrants are exercisable for a period of five years, commencing on August 7, 2012, at an exercise price of $0.74 per share for the purchasers of the 789,350 shares, and $0.85 per share for the purchasers of the 182,517 shares.  The warrants permit the holder to conduct a “cashless exercise” at any time the holder is an affiliate.  The exercise price and/or number of shares of common stock issuable upon exercise of the warrants will be subject to adjustment for certain stock dividends, stock splits or similar capital reorganizations.

In connection with the Private Placement, we paid our investment banker a fee of $35,000 for providing advisory services.  We accounted for this fee as a reduction in the gross proceeds received from the private placement.

Common Stock Issuances

On January 31, 2012, we issued 100,000 shares of restricted Common Stock to an investor relations firm for payment of services to be rendered over one year.  We recorded $72,000 for this issuance of which $54,000 was recognized as a prepaid expense that will be amortized over the one year.  On March 2, 2012, we issued 22,500 shares of restricted Common Stock to an investor relations firm for payment of services already rendered over the past three months.  We recorded $13,950 for this issuance as expense.

(8)  Stockholders’ Equity (Deficit)

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with a par value of $0.01.  Of the 1,000,000 shares of preferred stock, 20,000 shares have been designated as Series A Junior Participating Preferred Stock, 313,960 shares have been designated as Series A Convertible Preferred Stock, 279,256 shares have been designated as Series B Convertible Preferred Stock, 88,098 shares have been designated as Series C Convertible Preferred Stock and 850 shares have been designated as Series D Convertible Preferred Stock.  As of December 31, 2011, there were 88,098 shares of Series C Convertible Preferred Stock outstanding and 743 shares of Series D Convertible Preferred Stock issued and outstanding.  As of December 31, 2011, there were no shares of Series A Junior Participating Preferred Stock, Series A Convertible Preferred Stock or Series B Convertible Preferred Stock issued and outstanding.

Series A Convertible Preferred Stock

On February 12, 2009, we completed a private placement, pursuant to which we sold an aggregate of 156,980 units (the “Series A Units”) for a purchase price of $11.50 per unit (the “Series A Purchase Price”), resulting in gross proceeds to us of $1,805,270 (the “Series A Private Placement”).  Each Series A Unit consisted of (i) one share of Series A Convertible Preferred Stock convertible into 10 shares of our common stock, (ii) a warrant to purchase one share of Series A Convertible Preferred Stock at an exercise price equal to $12.50 per share, with a term expiring 15 months after the date of closing (“15-Month Series A Preferred Stock Warrant”); and (iii) a warrant to purchase 10 shares of common stock at an exercise price equal to $2.00 per share, with a term expiring 30 months after the date of closing (the “30-Month Common Stock Warrants”).  We did not pay any placement fees associated with this transaction but the expenses related to the offering totaled approximately $233,000.

As a result of the issuance of Common Stock in connection with dividends paid on the Series A Preferred Stock and the Series B Preferred Stock, the exercise price of the 30-Month Common Stock Warrants has been adjusted from $2.00 to $1.72 in accordance with the terms of the 30-Month Common Stock Purchase Warrants.

On or about August 10, 2011, holders of 30-Month Common Stock Warrants to purchase 1,569,800 shares of Common Stock entered into an amendment to the 30-Month Common Stock Warrants which extended the expiration date of the warrants to August 11, 2012.  On or about September 30, 2011, 30-Month Common Stock Warrants to purchase 1,556,750 shares of Common Stock were further amended to reduce the exercise price from $1.74 to $0.90 and to extend the term until August 12, 2016 and, with respect to affiliates, August 12, 2015.  A 30-Month Common Stock Warrant to purchase 13,050 shares of Common Stock was not amended and was further adjusted by common stock dividends issued in October 2011 resulting in an effective exercise price of $1.72 per share, subject to future adjustment, with a term expiring on August 11, 2012.

The proceeds from the sale of each Series A Unit was allocated between the Series A Convertible Preferred Stock, the 15-Month Series A Preferred Stock Warrant and the 30-Month Common Stock Warrant based on the residual method.  The estimated fair value of the warrants was determined using the Black-Scholes formula, resulting in an allocation of the gross proceeds of $882,253 to the total warrants issued.  The allocation of the gross proceeds to the Series A Convertible Preferred Stock was $923,017.  In accordance with the provisions of ASC 470-20, Debt with Conversion and Other Options (“ASC 470-20”), an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $489,803 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the stock and warrants issued. The $489,803 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series A Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock on February 12, 2009 issuable upon conversion of the Series A Convertible Preferred Stock from the fair market value of the Series A Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series A Convertible Preferred Stock and warrants.

In September and October 2011, all shares of the outstanding shares of Series A Convertible Preferred Stock were voluntarily converted.  The Company has no obligation or intention to issue any more shares of Series A Convertible Preferred Stock.

Each share of Series A Convertible Preferred Stock received a cumulative dividend at the rate of 5% per annum of the Series A Purchase Price, payable semi-annually on June 30 and December 31, commencing on June 30, 2009 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and June 30, 2009).  The Company was permitted to pay dividends in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series A Convertible Preferred Stock were also entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series A Convertible Preferred Stock would have been paid out of the assets of the Company available for distribution to our stockholders before any payment was paid to the holders of common stock, an amount per share equal to the Series A Purchase Price, plus accrued and unpaid dividends.  The Series A Convertible Preferred Stock would have been treated on an equivalent basis with the holders of the Series B Convertible Preferred Stock and Series C Convertible Preferred Stock with respect to payments made in connection with a liquidation.  The Board approved the final payment to Series A holders in the form of common stock for accrued dividends through September 30, 2011.

Each share of Series A Convertible Preferred Stock was convertible into 10 shares of common stock at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, recapitalizations and similar transactions (the “Series A Conversion Ratio”). Unless waived under certain circumstances by the holder of Series A Convertible Preferred Stock, such holder’s shares of Series A Convertible Preferred Stock could not have been converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.  Each share of Series A Convertible Preferred Stock would have been automatically converted into shares of common stock at the Series A Conversion Ratio then in effect:  (i) if, after 12 months from the closing of the Series A Private Placement, the common stock traded on the NASDAQ Capital Market (or other primary trading market or exchange on which the common stock was then traded) at a price equal to $4.00 for 20 out of 30 consecutive trading days with average daily trading volume of at least 10,000 shares or (ii) upon a registered public offering by the Company at a per share price equal to $2.30 with aggregate gross proceeds to the Company of not less than $10 million.

The holders of Series A Convertible Preferred Stock were not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series A Convertible Preferred Stock would have been entitled to vote separately as a class on any matters that would amend, alter or repeal any provision of our Restated Articles of Organization, as amended, in a manner that adversely affects the powers, preferences or rights of the Series A Convertible Preferred Stock and such holders would have been entitled to vote on any matters required by law.

At any time after February 11, 2014, upon 30 days written notice, we would have had the right to redeem the outstanding shares of Series A Convertible Preferred Stock at a price equal to the Series A Purchase Price, plus all accrued and unpaid dividends thereon.  The redemption price could have also been paid in two annual installments.

On or about September 30, 2011, 46 of the 47 holders of both the outstanding Series A Convertible Preferred Stock and Series A 30-Month Common Stock Purchase Warrants, issued in the Series A Convertible Preferred Stock financing completed by the Company in February 2009, voluntarily converted an aggregate of 247,187 shares of Series A Preferred Stock into 2,471,870 shares of the Company’s Common Stock.

15-Month Series A Preferred Stock Warrants and 30-Month Common Stock Warrants

Subject to the terms and conditions of the applicable warrants, the Company had the right to call for cancellation of the 15-Month Series A Preferred Stock Warrants if the volume weighted average price of our common stock on the NASDAQ Capital Market (or other primary trading market or exchange on which our common stock is then traded) equaled or exceeded $1.75 for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.  Pursuant to these provisions, on March 30, 2010, the Company called all of the 15-Month Series A Preferred Stock Warrants.

The 15-Month Series A Preferred Stock Warrants had an exercise price equal to $12.50 per share, with a term expiring on May 12, 2010.  Each of the 15-Month Series A Preferred Stock Warrants were exercised in connection with the warrant call and, therefore, there are no longer any 15-Month Series A Preferred Stock Warrants outstanding.  The amended 30-Month Common Stock Warrants have an exercise price equal to $0.90 per share, with a term expiring on August 12, 2016 (August 12, 2015 for Affiliates). Unless waived under certain circumstances by the holder of the 30-Month Common Stock Warrant, such holder’s 30-Month Common Stock Warrants may not be exercised if upon such exercise the holder’s beneficial ownership would exceed certain thresholds.  Each of the 15-Month Series A Preferred Stock Warrants permitted, and each of the 30-Month Common Stock Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the warrant is an “affiliate” as defined in the applicable Securities Purchase Agreement of the Company.

The warrant exercise price and/or number of shares issuable upon exercise of the applicable warrant were subject to adjustment for stock dividends, stock splits or similar capital reorganizations, as set forth in the warrants.  The 30-Month Common Stock Warrants that were amended as described above, no longer provide for adjustment to the exercise price and/or number of shares issuable upon exercise of the applicable warrant for stock dividends.

Subject to the terms and conditions of the 30-Month Common Stock Warrant, the Company has the right to call for cancellation the 30-Month Common Stock Warrant if the volume weighted average price for our common stock on the NASDAQ Capital Market (or other primary trading market or exchange on which our common stock is then traded) equals or exceeds $2.80 for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.

The warrants granted in connection with the Series A Units were valued based on a Black-Scholes pricing model at the date of the grant.  The 15-Month Series A Preferred Stock Warrants and 30-Month Common Stock Warrants were granted with an exercise price of $12.50 per share of Series A Convertible Preferred Stock and $2.00 per share of common stock, respectively.  The 15-Month Series A Preferred Stock Warrants and 30-Month Common Stock Warrants vested immediately.  The relative fair value of the warrants was calculated to be $882,253 and was recorded to stockholders’ equity in the first quarter of 2009.  The assumptions for the Black-Scholes pricing model are represented in the table below with the 15-month Series A Preferred Stock Warrants being reflected on a per share common stock equivalent basis.

Assumptions	Preferred	Common
Expected life (in months)	15.0	30.0
Expected volatility	142.0%	109.0%
Risk-free interest rate	0.875%	1.375%
Exercise price	$1.25	$2.00
Stock price	$0.90	$0.90
Fair value per warrant	$0.45	$0.41

On March 30, 2010, the Company called for cancellation any 15-Month Series A Preferred Stock Warrants that remained unexercised as of April 28, 2010.  In connection with this warrant call, 15-Month Series A Preferred Stock Warrants to purchase 98,372 shares of Series A Convertible Preferred Stock were exercised at $12.50 per share, for gross proceeds to the Company of $1,229,650, before deducting expenses associated with the warrant call notice.  15-Month Series A Preferred Stock Warrants to purchase an additional 10,150 shares of Preferred Stock were exercised on a cashless basis, resulting in the net issuance of 2,883 shares of Series A Convertible Preferred Stock.  Pursuant to the terms of the 15-Month Series A Preferred Stock Warrants, upon exercise of such warrants, the holders became entitled to receive an aggregate of 57,390 shares of common stock in payment of dividends on the Series A Convertible Preferred Stock paid on June 30, 2009 and December 31, 2009.

Series B Convertible Preferred Stock

On November 18, 2009, we sold an aggregate of 62,039 units (the “Series B Units”) for a purchase price of $18.80 per unit (the “Series B Purchase Price”), resulting in gross proceeds to us of $1,166,333.  This was the first tranche of a $2.5 million private placement.  The second tranche closed on March 18, 2010 for the sale of 26,672 Series B Units with gross proceeds of $501,434 (collectively the two tranches are referred to as the “Series B Private Placements”).  Each Series B Unit consisted of (i) one share of Series B Convertible Preferred Stock convertible into 10 shares of our common stock and (ii) a warrant to purchase one share of Series B Convertible Preferred Stock at an exercise price equal to $23.80 per share for warrants issued in November 2009 and at an exercise price of $28.80 for warrants issued in March 2010, in each case with a term expiring on August 11, 2011 (the “Series B Warrant”).

In connection with the Series B Private Placements, we paid a finder’s fee of $100,478, plus warrants to purchase 5,344 shares of Series B Convertible Preferred Stock at $28.80 per share, expiring August 11, 2012.

On or about August 10, 2011, holders of the Series B Warrants to purchase 887,110 shares of Common Stock entered into an amendment to the Series B Warrants which extended the expiration date of the Series B Warrants to August 11, 2012 and provided that they would be issuable for the equivalent number of shares of Common Stock at a proportionate exercise price.  On or about September 30, 2011, Series B Warrants to purchase 887,110 shares of Common Stock were further amended to reduce the exercise price from $2.38 to $1.43, for Series B Warrants issued in November 2009, and from $2.88 to $1.75, for Series B Warrants issued in March 2010 and to extend the term of the Series B Warrants until August 12, 2016 and, with respect to affiliates, until August 12, 2015.  All of the Series B Warrants are no longer exercisable for shares of Series B Convertible Preferred Stock.

The proceeds from the sale of each Series B Unit were allocated between the Series B Convertible Preferred Stock and the Series B Warrant based on the residual method.  The estimated fair value of the Series B Warrants was determined using the Black-Scholes formula, resulting in an allocation of the gross proceeds of $592,685 to the total warrants issued for both tranches.  The allocation of the gross proceeds to the Series B Convertible Preferred Stock was $1,075,083 for both tranches.  In accordance with the provisions of ASC 470-20, an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $294,838 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the Series B Convertible Preferred Stock and Series B Warrants issued in both tranches.  The $294,838 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series B Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock issuable upon conversion of the Series B Convertible Preferred Stock on the date of the respective closing from the fair market value of the Series B Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series B Convertible Preferred Stock and Series B Warrants.

On or about September 30, 2011, all of the outstanding shares of Series B Convertible Preferred Stock were voluntarily converted into shares of Common Stock.

Each share of Series B Convertible Preferred Stock received a cumulative dividend at the rate of 5% per annum of the Series B Purchase Price, payable semi-annually on June 30 and December 31, commencing on December 31, 2009 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and December 31, 2009).  The Company was permitted to pay dividends in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series B Convertible Preferred Stock were also entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series B Convertible Preferred Stock would have been paid out of the assets of the Company available for distribution to our stockholders before any payment was paid to the holders of common stock, an amount per share equal to the Series B Purchase Price, plus accrued and unpaid dividends.  The Series B Convertible Preferred Stock would have been treated on an equivalent basis with the holders of the Series A Convertible Preferred Stock and Series C Convertible Preferred Stock with respect to payments made in connection with a liquidation.  The Board approved the method of payment in the form of common stock for the dividends payable with respect to December 31, 2009 and the June 30, 2010 (to the holders of Series B Convertible Preferred Stock issued in November 2009).  The Board approved the method of payment in the form of cash for the dividends payable with respect to June 30, 2010 (to the holders of Series B Convertible Preferred Stock issued in March 2010), December 31, 2010 and for all dividends accrued through December 31, 2011.

Each share of Series B Convertible Preferred Stock was convertible into 10 shares of common stock at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, recapitalizations and similar transactions (the “Series B Conversion Ratio”).  Each share of Series B Convertible Preferred Stock would have been automatically converted into shares of common stock at the Series B Conversion Ratio then in effect:  (i) if, after 12 months from the closing of the applicable tranche of the Series B Private Placement, the common stock traded on the NASDAQ Capital Market (or other primary trading market or exchange on which the common stock was then traded) at a price equal $5.64 for 20 out of 30 consecutive trading days with average daily trading volume of at least 10,000 shares or (ii) upon a registered public offering by the Company at a per share price equal to $5.64, with aggregate gross proceeds to the Company of not less than $10 million.  Unless waived under certain circumstances by the holder of the Series B Convertible Preferred Stock, such holder’s Series B Convertible Preferred Stock could not have been converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.

The holders of Series B Convertible Preferred Stock were not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series B Convertible Preferred Stock would have been entitled to vote separately as a class on any matters that would amend, alter or repeal any provision of our Restated Articles of Organization, as amended, in a manner that adversely affects the powers, preferences or rights of the Series B Convertible Preferred Stock and such holders would have also been entitled to vote on any matters required by law.

At any time after February 12, 2014, upon 30 days written notice, we would have had the right to redeem the outstanding shares of Series B Convertible Preferred Stock at a price equal to the Series B Purchase Price, plus all accrued and unpaid dividends thereon.  The redemption price would have been payable in two annual installments.  The Series B Convertible Preferred Stock, the Series A Convertible Preferred Stock and Series C Convertible Preferred Stock would have been treated on an equivalent basis with respect to payments made in connection with redemption.

Series B Warrants

The Series B Warrants issued in November 2009 originally had an exercise price equal to $23.80 and the Series B Warrants issued in March 2010 originally had an exercise price equal to $28.80, in each case with a term expiring on August 11, 2011.  The Series B Warrants currently have an exercise price of $1.43 for Series B Warrants issued in November 2009, and $1.75 for Series B Warrants issued in March 2010, in each case with a term expiring on August 12, 2016 and, with respect to affiliates, August 12, 2015.  The Series B Warrants are currently exercisable for shares of Common Stock.  The Series B Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the Series B Warrant is an “affiliate” (as defined in the Securities Purchase Agreement) of the Company.

The Series B Warrant exercise price and/or number of shares issuable upon exercise of the Series B Warrant will be subject to adjustment for stock splits or similar capital reorganizations, as set forth in the Series B Warrants, as amended.

Subject to the terms and conditions of the Series B Warrants, the Company has the right to call for cancellation of the Series B Warrants if the volume weighted average price of our common stock on the NASDAQ Capital Market (or other primary trading market or exchange on which our common stock is then traded) equals or exceeds $4.70 for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.

In connection with the Series B Private Placements, we issued warrants to our placement agent to purchase 5,344 shares of Series B Convertible Preferred Stock at $28.80 per share, expiring August 11, 2012.  The Series B Warrants and placement agent warrants were valued based on a Black-Scholes pricing model at the date of the grants.  The Series B Warrants and placement agent warrants vested immediately.  The relative fair value of the Series B Warrants was calculated to be $173,060 and was recorded to stockholders’ equity.  The assumptions for the Black-Scholes pricing model are represented in the table below for the warrants issued in both tranches reflected on a per share common stock equivalent basis.  The assumptions for the placement agent show the range of values for both tranches.

Assumptions	Preferred	Placement Agent
Expected life (in months)	21.0	33.0
Expected volatility	142.0%	119.0%
Risk-free interest rate	1.000%	1.380%
Exercise price	$2.38	$2.88
Fair value per warrant	$0.95	$0.80

Series C Convertible Preferred Stock

On April 8, 2011 and April 12, 2011, we completed the first tranche of a private placement, pursuant to which we sold an aggregate of 55,048 units for a purchase price of $15.00 per unit, resulting in gross proceeds to us of $825,720 (the “Series C Private Placement”).  This was the first tranche of the Series C Private Placement.  In connection with the second tranche, the purchase price was reduced to $12.50 per unit and we issued an additional 11,011 units to the purchasers who participated in the first tranche, without any additional gross proceeds to us.  The second tranche closed on June 20, 2011 for the sale of 22,039 Series C Units (as defined below) for a purchase price of $12.50 per unit with gross proceeds of $275,485.  Each unit (“Series C Unit”) consists of (i) one share of Series C Convertible Preferred Stock, $0.01 par value per share (the “Series C Convertible Preferred Stock”) convertible into 10 shares of our Common Stock, (subject to adjustment for stock splits, stock dividends, recapitalization, etc.) and (ii) a three-year warrant to purchase 10 shares of our Common Stock at a per share exercise price equal to the sum of (i) the Common Stock equivalent of the Series C Purchase Price (ii) plus $0.88 (the “Series C Warrant”).  The Series C Warrants are exercisable until the close of business on the third anniversary of the applicable closing date.

We engaged an investment banker (the “Investment Banker”) to assist with the Series C Private Placement.  The Company paid the Investment Banker a cash retainer fee of $50,000 and issued a warrant to the Investment Banker to purchase 100,000 shares of Common Stock at an exercise price of $3.00 per share.  In connection with the Series C Private Placement, we paid the Investment Banker a fee of (i) approximately $66,000 cash, (ii) an expense allowance of approximately $16,500, (iii) a warrant to purchase 61,638 shares of Common Stock exercisable at a purchase price of $1.50, and (iv) a warrant to purchase 61,638 shares of Common Stock exercisable at a purchase price of $2.38.

The proceeds from the sale of each Series C Unit was allocated between the Series C Convertible Preferred Stock and the Series C Warrants based on the residual method.  The estimated fair value of the Series C Warrants was determined using a binomial formula, resulting in an allocation of the gross proceeds of $583,250 to the total warrants issued.  The allocation of the gross proceeds to the Series C Convertible Preferred Stock was $517,958.  In accordance with the provisions of ASC 470-20, an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $476,434 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the stock and warrants issued. The $476,434 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series C Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock on April 7 and June 20 issuable upon conversion of the Series C Convertible Preferred Stock from the fair market value of the Series C Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series C Convertible Preferred Stock and warrants.  We used a binomial formula since the warrants have down-round protection and are recorded as a liability.  See “Warrant Derivative Liability” section within this footnote.

Each share of Series C Convertible Preferred Stock will receive a cumulative dividend at the rate of 5% per annum of the respective tranche purchase price, payable semi-annually on June 30 and December 31, commencing on June 30, 2011 (with the first payment being pro-rated based on the number of days occurring between the date of issuance and June 30, 2011).  Dividends may be paid in cash or in shares of common stock at our option, subject to certain conditions.  The shares of Series C Convertible Preferred Stock also are entitled to a liquidation preference, such that in the event of any voluntary or involuntary liquidation, dissolution or winding up of our Company, the holders of Series C Convertible Preferred Stock will be paid out of the assets of the Company available for distribution to our stockholders before any payment shall be paid to the holders of common stock, an amount per share equal to the Series C Purchase Price, plus accrued and unpaid dividends.  Prior to the conversion of all of the outstanding shares of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, the Series C Convertible Preferred Stock was treated on an equivalent basis with the Series A Convertible Preferred Stock and Series C Preferred Stock with respect to payments made in connection with a liquidation.  The Company elected to pay the dividend payable on June 30, 2011 in cash.

Each share of Series C Convertible Preferred Stock is convertible into 10 shares of common stock at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, recapitalizations and similar transactions (the “Series C Conversion Ratio”).  Each share of Series C Convertible Preferred Stock will automatically be converted into shares of common stock at the Series C Conversion Ratio then in effect:  (i) if, after 12 months from the closing of the applicable tranche of the Series C Private Placement, the common stock trades on the NASDAQ Capital Market (or other primary trading market or exchange on which the common stock is then traded) at a price equal to three-tenths of the Series C Unit purchase price for 20 out of 30 consecutive trading days with average daily trading volume of at least 10,000 shares or (ii) upon a registered public offering by the Company at a per share price equal to at least three-tenths of the Series C Unit purchase price, with aggregate gross proceeds to the Company of not less than $10 million.  Unless waived under certain circumstances by the holder of the Series C Convertible Preferred Stock, such holder’s Series C Convertible Preferred Stock may not be converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.

The holders of Series C Convertible Preferred Stock are not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series C Convertible Preferred Stock may vote separately as a class on any matters that would amend, alter or repeal any provision of our Restated Articles of Organization, as amended, in a manner that adversely affects the powers, preferences or rights of the Series C Convertible Preferred Stock and such holders may also vote on any matters required by law.

If we consummate an equity financing (other than the exercise of employee stock options under the Company’s stock option plans, the Series C Private Placement or the exercise of any Series C Warrants, or the exercise or conversion of any currently outstanding Common Stock equivalents) within twelve months after the initial Closing and the gross proceeds to the Company from the sale of the Units are less than $4 million, then each holder of Series C Units may exchange all, but not less than all, of his, her or its Series C Units for the equity securities issued in such next financing and shall become subject to the terms and conditions of such next financing; provided that the exchange of the purchaser’s Series C Units for next financing securities is permitted under the rules and regulations of the NASDAQ Trading Market then in effect.  The number of next financing securities into which a purchaser’s Series C Units may be exchanged shall be determined by dividing (a) the aggregate per unit purchase price at which the Series C Units being exchanged were issued, by (b) the price per next financing security at which such securities were issued in the next financing.  The requisite holders of the Series C Units waived such right with respect to the Company’s recently completed equity financing.  At any time after February 12, 2014, upon 30 days written notice, we have the right to redeem the outstanding shares of Series C Convertible Preferred Stock at a price equal to the Series C Unit purchase price, plus all accrued and unpaid dividends thereon.  The redemption price may be paid in two annual installments.  All holders of Series C Convertible Preferred Stock will be treated on an equivalent basis with respect to payments made in connection with redemption.

Series C Warrants

The Series C Warrants have an exercise price equal to $2.13 with a term expiring on the third anniversary of the deal closing.  The Series C Warrants permit the holder to conduct a “cashless exercise” at any time the holder of the Series C Warrant is an “affiliate” (as defined in the Securities Purchase Agreement) of the Company.

The Series C Warrant exercise price and/or number of shares issuable upon exercise of the Series C Warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations, as set forth in the Series C Warrants.

Subject to the terms and conditions of the Series C Warrants, the Company has the right to call for cancellation the Series C Warrants if the volume weighted average price of our common stock on the NASDAQ Capital Market (or other primary trading market or exchange on which our common stock is then traded) equals or exceeds two times the per common share exercise price for either (i) 10 consecutive trading days or (ii) 15 out of 25 consecutive trading days.

Series D Convertible Preferred Stock

On November 11, 2011, we completed a registered direct offering, pursuant to which we sold an aggregate of 843 units for a purchase price of $1,000.00 per unit, resulting in gross proceeds to us of $843,000 (the “Series D Placement”).  Each unit (“Series D Unit”) consists of (i) one share of Series D Convertible Preferred Stock, $0.01 par value per share (the “Series D Convertible Preferred Stock”) convertible into 1,538.46 shares of our Common Stock, (subject to adjustment for stock splits, stock dividends, recapitalization, etc.) and (ii) one five-year warrant to purchase approximately 614 shares of our Common Stock at a per share exercise price of $0.81, subject to adjustment as provided in the Warrants (“Series D Warrant”).  The Series D Warrants will be exercisable beginning on May 11, 2012 and until the close of business on the fifth anniversary of the initial exercise date.

We engaged an investment banker to assist with the Series D Placement.  In connection with the Series D Placement, we paid the investment banker a fee of approximately $67,000 cash.

The proceeds from the sale of each Series D Unit was allocated between the Series D Convertible Preferred Stock and the Series D Warrants based on the residual method.  The estimated fair value of the Series D Warrants was determined using a binomial formula, resulting in an allocation of the gross proceeds of $283,725 to the total warrants issued.  The allocation of the gross proceeds to the Series D Convertible Preferred Stock was $559,275.  In accordance with the provisions of ASC 470-20, an additional adjustment between Additional Paid in Capital and Accumulated Deficit of $530,140 was recorded to reflect an implicit non-cash dividend related to the allocation of proceeds between the stock and warrants issued. The $530,140 represents the value of the adjustment to additional paid in capital related to the beneficial conversion feature of the Series D Convertible Preferred Stock.  The value adjustment was calculated by subtracting the fair market value of the underlying common stock on November 10, 2011 issuable upon conversion of the Series D Convertible Preferred Stock from the fair market value of the Series D Convertible Preferred Stock as determined when the Company performed a fair market value allocation of the proceeds to the Series D Convertible Preferred Stock and warrants.  The warrants are recorded as a liability.  See “Warrant Derivative Liability” below.

The Series D Convertible Preferred Stock will rank senior to the Company’s Common Stock and Series C Convertible Preferred Stock with respect to payments made upon liquidation, winding up or dissolution.  Upon any liquidation, dissolution or winding up of the Company, after payment of the Company’s debts and liabilities, and before any payment is made to the holders of any junior securities, the holders of Series D Convertible Preferred Stock will first be entitled to be paid $1,000 per share subject to adjustment for accrued but unpaid dividends.

We may not pay any dividends on shares of common stock unless we also pay dividends on the Series D Convertible Preferred Stock in the same form and amount, on an as-if-converted basis, as dividends actually paid on shares of our common stock.  Except for such dividends, no other dividends may be paid on the Series D Convertible Preferred Stock.

Each share of Series D Convertible Preferred Stock is convertible into 1,538.46 shares of common stock (based upon an initial conversion price of $0.65 per share) at any time at the option of the holder, subject to adjustment for stock splits, stock dividends, combinations, and similar recapitalization transactions (the “Series D Conversion Ratio”).  Subject to certain exceptions, if the Company issues any shares of common stock or common stock equivalents at a per share price that is lower than the conversion price of the Series D Convertible Preferred Stock, the conversion price will be reduced to the per share price at which such shares of common stock or common stock equivalents are issued.  Each share of Series D Convertible Preferred Stock will automatically be converted into shares of common stock at the Series D Conversion Ratio then in effect if, after six months from the closing of the Series D Placement, the common stock trades on the NASDAQ Capital Market (or other primary trading market or exchange on which the common stock is then traded) at a price equal to at least 300% of the then effective Series D Convertible Preferred Stock conversion price for 20 out of 30 consecutive trading days with each trading day having a volume of at least $50,000.  Unless waived under certain circumstances by the holder of the Series D Convertible Preferred Stock, such holder’s Series D Convertible Preferred Stock may not be converted if upon such conversion the holder’s beneficial ownership would exceed certain thresholds.

In addition, in the event we consummate a merger or consolidation with or into another person or other reorganization event in which our shares of common stock are converted or exchanged for securities, cash or other property, or we sell, lease, license or otherwise dispose of all or substantially all of our assets or we or another person acquire 50% or more of our outstanding shares of common stock, then following such event, the holders of the Series D Convertible Preferred Stock will be entitled to receive upon conversion of the Series D Convertible Preferred Stock the same kind and amount of securities, cash or property which the holders of the Series D Convertible Preferred Stock would have received had they converted the Series D Convertible Preferred Stock immediately prior to such fundamental transaction.

The holders of Series D Convertible Preferred Stock are not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), except that the holders of Series D Convertible Preferred Stock may vote separately as a class on any matters that would (i) amend, our Restated Articles of Organization, as amended, in a manner that adversely affects the rights of the Series D Convertible Preferred Stock, (ii) alter or change adversely the powers, preferences or rights of the Series D Convertible Preferred Stock or alter or amend the certificate of designation, (iii) authorize or create any class of shares ranking as to dividends, redemption or distribution of assets upon liquidation senior to, or otherwise pari passu with, the Series D Convertible Preferred Stock, or (iv) increase the number of authorized shares of Series D Convertible Preferred Stock.

If, within 12 months of the initial issuance of the Series D Convertible Preferred Stock, we issue any common stock, common stock equivalents, indebtedness or any combination thereof (a “Subsequent Financing”), the holders of Series D Convertible Preferred Stock will have the right to participate on a pro-rata basis in up to 50% of such Subsequent Financing.

Series D Warrants

The Series D Warrants have an exercise price equal to $0.81 per share of Common Stock.  The Series D Warrants will be exercisable beginning on the six month anniversary of the date of issuance and expire five years from the initial exercise date.  The Series D Warrants permit the holder to conduct a “cashless exercise” at any time a registration statement registering, or the prospectus contained therein is not available for, the issuance of the shares of Common Stock issuable upon exercise of the Series D Warrant, and under certain circumstances at the expiration of the Series D Warrants. The exercise price and/or number of shares of Common Stock issuable upon exercise of the Series D Warrants will be subject to adjustment for certain stock dividends, stock splits or similar capital reorganizations, as set forth in the Warrants.  The exercise price is also subject to adjustment in the event that we issue any shares of common stock or common stock equivalents at a per share price that is lower than the exercise price for the Series D Warrants then in effect.  Upon any such issuance, subject to certain exceptions, the exercise price will be reduced to the per share price at which such shares of common stock or common stock equivalents are issued.  Unless waived under certain circumstance by the holder of a Warrant, such holder may not exercise the Warrant if upon such exercise the holder’s beneficial ownership of the Company’s Common Stock would exceed certain thresholds.  In the event we consummate a merger or consolidation with or into another person or other reorganization event in which our shares of common stock are converted or exchanged for securities, cash or other property, or we sell, lease, license or otherwise dispose of all or substantially all of our assets or we or another person acquire 50% or more of our outstanding shares of common stock, then following such event, the holders of the Series D Warrants will be entitled to receive upon exercise of the Series D Warrants the same kind and amount of securities, cash or property which the holders would have received had they exercised the Series D Warrants immediately prior to such fundamental transaction.

Common Stock

Shareholders Purchase Rights Plan

On March 3, 2003, our Board of Directors adopted a shareholder purchase rights plan (“the Rights Plan”) and declared a distribution of one Right for each outstanding share of our common stock to shareholders of record at the close of business on March 21, 2003 (the “Rights”). Initially, the Rights will trade automatically with the common stock and separate Right Certificates will not be issued.  The Rights Plan is designed to deter coercive or unfair takeover tactics and to ensure that all of our shareholders receive fair and equal treatment in the event of an unsolicited attempt to acquire the Company. The Rights Plan was not adopted in response to any effort to acquire the Company and the Board is not aware of any such effort. The Rights will expire on February 27, 2013 unless earlier redeemed or exchanged.  Each Right entitles the registered holder, subject to the terms of a Rights Agreement, to purchase from the Company one one-thousandth of a share of the Company’s Series A Junior Participating Preferred Stock at a purchase price of $45.00 per one one-thousandth of a share, subject to adjustment. In general, the Rights will not be exercisable until a subsequent distribution date which will only occur if a person or group acquires beneficial ownership of 15% or more of our common stock or announces a tender or exchange offer that would result in such person or group owning 15% or more of the common stock. With respect to any person or group who currently beneficially owns 15% or more of our common stock, the Rights will not become exercisable unless and until such person or group acquires beneficial ownership of additional shares of common stock.

Subject to certain limited exceptions, if a person or group acquires beneficial ownership of 15% or more of our outstanding common stock or if a current 15% beneficial owner acquires additional shares of common stock, each holder of a Right (other than the 15% holder whose Rights become void once such holder reaches the 15% threshold) will thereafter have a right to purchase, upon payment of the purchase price of the Right, that number of shares of our common stock which at the time of such transaction will have a market value equal to two times the purchase price of the Right  In the event that, at any time after a person or group acquires 15% or more of our common stock, we are acquired in a merger or other business combination transaction or 50% or more of its consolidated assets or earning power are sold, each holder of a Right will thereafter have the right to purchase, upon payment of the purchase price of the Right, that number of shares of common stock of the acquiring company which at the time of such transaction will have a market value of two times the purchase price of the Right.

Our Board of Directors may exchange the Rights (other than Rights owned by such person or group which have become void), in whole or in part, at an exchange ratio of one share of common stock per Right (subject to adjustment).  At any time prior to the time any person or group acquires 15% or more of our common stock, the Board of Directors may redeem the Rights in whole, but not in part, at a price of $0.001 per Right.

Stock Options and Warrants

Our stockholders approved our amended 2005 Equity Incentive Plan (the “Plan”) pursuant to which an aggregate of 1,800,000 shares of our common stock were reserved for issuance upon exercise of stock options or other equity awards made under the Plan.  Under the Plan, we may award stock options, shares of common stock, and other equity interests in the Company to employees, officers, directors, consultants, and advisors, and to any other persons the Board of Directors deems appropriate.  As of December 31, 2011, options to acquire 1,508,500 shares were outstanding under the Plan with 394,500 shares available for future grant under the Plan.

As of December 31, 2011, options to acquire 163,000 shares are outstanding under the 1999 Non-qualified Stock Option Plan.  No additional options may be granted under the 1999 Non-qualified Stock Option Plan.

As of December 31, 2011, 1,569,800 of the 30-Month Common Stock Warrants were outstanding.  On March 31, 2010, we issued warrants to an investor relations firm to purchase 50,000 shares of our common stock at an exercise price equal to $3.00 per share, with a term expiring on August 11, 2012, in exchange for consulting services provided to us by such firm.  On October 15, 2010, we issued warrants to another investor relations firm to purchase 21,000 shares of our common stock at an exercise price equal to $2.38 per share, with a term expiring on October 14, 2013, in exchange for consulting services provided to us by such firm.  On December 21, 2010, we issued warrants to an investment banker to purchase 100,000 shares of our common stock at an exercise price equal to $3.00 per share, with a term expiring on December 21, 2015, as payment of a retainer for investment banking services provided to us by such firm.

The following tables summarize information concerning options and warrants outstanding and exercisable:

	Stock Options		Warrants
		Weighted		Weighted
		Average price		Average price	Total
	Shares	per share	Shares	per share	Shares	Exercisable
Balance outstanding, 12/31/2009	1,564,500	$2.52	3,806,640	$1.77	5,371,140	4,905,152
Granted	60,000	1.43	404,510	$2.88	464,510
Exercised	(18,897)	1.07	(1,529,800)	1.25	(1,548,697)
Expired	-	-	-	-	-
Forfeited	-	-	-	-	-
Balance outstanding, 12/31/2010	1,605,603	$2.49	2,681,350	$2.24	4,286,953	4,114,792
Granted	180,000	1.00	2,094,151	1.44	2,274,151
Exercised	(41,103)	1.07	-	-	(41,103)
Expired	(161,000)	2.78	-	-	(161,000)
Forfeited	(75,000)	2.57	-	-	(75,000)
Balance outstanding, 12/31/2011	1,508,500	$2.33	4,775,501	$1.35	6,284,001	6,112,335

			Options Outstanding			Options Exercisable
				Weighted Average			Weighted Average
Range of Exercise Prices			Number of Options	Remaining Contractual Life	Exercise Price	Number of Options	Remaining Contractual Life	Exercise Price
$0.55	-	$2.70	743,000	7.3	$1.12	571,334	6.6	$1.14
2.71	-	3.08	299,500	3.1	2.93	299,500	3.1	2.93
3.09	-	3.95	302,000	4.4	3.67	302,000	4.4	3.67
3.96	-	5.93	164,000	5.0	4.27	164,000	5.0	4.27
$0.55	-	$5.93	1,508,500	5.6	$2.33	1,336,834	5.1	$2.50

Convertible Debt

During 2011, we received loans in the aggregate amount of $412,000 from five individuals.  The loans were made pursuant to Promissory Notes (the “Notes”) with a term of six months, which may be extended with mutual consent of the parties.  The interest rate under the Notes is 20% per annum.  The Notes may be repaid, at the election of the respective lender (i) in cash, (ii) by conversion into that number of securities issued in the next financing completed by the Company having an aggregate purchase price equal to the then outstanding principal amount of the Note, together with any accrued and unpaid interest due at the time of conversion or (iii) conversion into shares of unregistered Common Stock of the Company at a conversion price of $1.00 per share.

Each of the lenders received warrants to purchase Common Stock as follows:

In connection with a loan received on August 3, 2011, we issued warrants to the lender to purchase 26,315 shares of the Company’s Common Stock, at an exercise price of $0.76 per share, and warrants to purchase 211,765 shares of the Company’s Common Stock, at an exercise price of $0.85 per share, both sets of warrants expire on August 3, 2014.

In connection with a loan received on September 7, 2011 from Richard T. Schumacher, the Company’s Chief Executive Officer, we issued warrants to Mr. Schumacher to purchase 12,048 shares of the Company’s Common Stock, at an exercise price of $0.83 per share, and warrants to purchase 105,882 shares of the Company’s Common Stock, at an exercise price of $0.85 per share, both sets of Warrants expire on September 7, 2014.

In connection with loans received on September 29, 2011, we also issued warrants to the lenders to purchase an aggregate 131,766 shares of the Common Stock, at an exercise price of $0.85 per share, expiring on September 29, 2014.

ASC 470-20 states that the proceeds from the issuance of debt with detachable stock warrants should be allocated between the debt and warrants on the basis of their relative fair market values.  The relative fair value of the warrants was calculated to be $155,035 and was recorded to debt discount against the total debt balance of $412,000.  The debt discount will be amortized to interest expense over the six-month term of these loans.  We amortized $109,000 of the debt discount to interest expense in 2011.  The assumptions for the Black-Scholes pricing model are represented in the table below for the warrants issued with these loans reflected on a per share common stock equivalent basis.

Assumptions	August 3, 2011	August 3, 2011	September 7, 2011	September 7, 2011	September 29, 2011
Expected life (in months)	36.0	36.0	36.0	36.0	36.0
Expected volatility	97.5%	97.5%	97.5%	97.5%	97.5%
Risk-free interest rate	2.000%	2.000%	2.000%	2.000%	2.000%
Exercise price	$0.76	$0.85	$0.83	$0.85	$0.85
Fair value per warrant	$0.47	$0.52	$0.51	$0.52	$0.52

Amendment No. 1 to 30-Month Common Stock Warrants and Series B Warrants

The Company has calculated the fair value of the 30-Month Common Stock Warrants and  Series B Preferred Stock Purchase Warrant amended on or about August 11, 2011, as described above within this footnote using the Black-Scholes model with the below assumptions.

Assumptions	Series A	Series B Nov 09 tranche	Series B Mar 10 tranche
Expected life (in months)	12	12	12
Expected volatility	85.59%	85.59%	85.59%
Risk-free interest rate	0.12%	0.12%	0.12%
Exercise price	$2.00	$2.38	$2.88
Fair value per warrant	$0.01	$0.001	$0.004

The Company has determined that, in each case, the fair value of the amended warrants increased as compared to the fair value of the original warrants immediately prior to amendment as a result of the applicable modifications including a market discount to factor liquidity of our common stock.  We calculated the protective put option value of 43% as the discount to be applied to the fair value of the amended warrants.

A total of 1,569,800 original 30-Month Common Stock Warrants with a maturity date of August 11, 2011 were amended to provide for a maturity date of August 12, 2012; and a total of 887,110 original Series B Warrants with a maturity date of August 11, 2011 were amended to provide for a maturity date of August 12, 2012.

As a result, the aggregate fair value of the 1,569,800 original 30-Month Common Stock Warrants with a maturity date of August 11, 2011, amended to provide for a maturity date of August 12, 2012, increased incrementally by $18,285; and the aggregate fair value of the 887,110 original Series B Warrants with a maturity date of August 11, 2011, amended to provide for a maturity date of August 12, 2012, increased incrementally by $5,874.

We recorded an incremental value of $24,159 for these modifications.

Amendment No. 2 to 30-Month Common Stock Warrants and Series B Warrants

The Company has calculated the fair value of the 30-Month Common Stock Warrants and  Series B Preferred Stock Purchase Warrant amended on or about September 30, 2011, as described above within this footnote, using the Black-Scholes model with the below assumptions.

Assumptions	Series A	Series A (Affiliates)	Series B Nov 09 tranche	Series B Mar 10 tranche
Expected life (in months)	48	36	48	48
Expected volatility	111.19%	120.47%	111.19%	111.19%
Risk-free interest rate	1.00%	1.00%	1.00%	1.00%
Exercise price	$0.90	$0.90	$1.43	$1.75
Fair value per warrant	$0.33	$0.31	$0.29	$0.28

The Company has determined that, in the case of the Series B Warrant Amendment, the fair value of the amended warrants increased as compared to the fair value of the original warrants immediately prior to amendment as a result of the applicable modifications including a market discount to factor liquidity of our common stock.  We calculated the protective put option value of 43% as the discount to be applied to the fair value of the amended warrants.

A total of 1,513,180 original 30-Month Common Stock Warrants with a maturity date of August 12, 2012 were amended to provide for a maturity date of August 12, 2016 (August 12, 2015 for Affiliates) and a reduced price of $0.90; and a total of 887,110 original Series B Warrants with a maturity date of August 12, 2012 were amended to provide for a maturity date of August 12, 2016 (August 12, 2015 for Affiliates) and a reduced exercise price of $1.43 for Series B Warrants issued in November 2009, and $1.75 for Series B Warrants issued in March 2010.

As a result, the aggregate fair value of the 1,513,180 original 30-Month Common Stock Warrants with a maturity date of August 12, 2012, amended to provide for a maturity date of August 12, 2016 (August 12, 2015 for Affiliates) and a reduced price of $0.90, increased incrementally by $442,399; and the aggregate fair value of the 887,110 original Series B Warrants with a maturity date of August 12, 2012, amended to provide for a maturity date of August 12, 2016 (August 12, 2015 for Affiliates) and a reduced exercise price of $1.43 for Series B Warrants issued in November 2009, and $1.75 for Series B Warrants issued in March 2010, increased incrementally by $238,286.

We recorded an incremental value of $680,685 for these modifications.  These warrants were originally issued as part of an equity unit in connection with a private placement completed by the Company.  Accordingly, the warrants were recorded in equity for the private placement.  Any modification for these warrants should be accounted for as an adjustment to Paid-in Capital.

Adjustment of Amounts Previously Reported on Warrant Valuations

At December 31, 2011, we reviewed our accounting for the valuation of the modifications in the third quarter of 2011 made to the warrants issued in connection with the Series A and B Convertible Preferred Stock.  We determined that the valuation methodology used should be adjusted.  As a result of the change in methodology,  the revised valuations differ from those previously reported in the unaudited financial statements included in our Quarterly report on Form 10-Q for the period ended September 30, 2011.  There is no material effect on the audited financial statements for the year ended December 31, 2011.

The effect of this adjustment is an increase in a deemed dividend in determining Net loss to Common Shareholders for the period ending September 30, 2011.  There is no material effect on reported Stockholders’ Equity, Net Loss, or Cash Flows.  The effect on amounts as previously reported is as follows:

	September 30, 2011
	As Previously	As Adjusted	% Change
	Reported
Balance Sheets (Stockholders’ Equity)
Warrants to acquire preferred stock and common stock	1,823,852	2,203,101	21%
Additional paid-in capital	12,802,217	12,802,217	0%
Accumulated deficit	(14,545,260)	(14,924,509)	3%
Stockholders’ equity	145,388	145,388	0%

	For the Three Months Ended
	September 30, 2011
	As Previously	As Adjusted	% Change
	Reported
Statements of Operations
Net loss	$(561,723)	$(561,723)	0%
Net loss applicable to common shareholders	(953,846)	(1,333,095)	40%
Net loss per share attributable to common shareholders	(0.15)	(0.21)	42%

	For the Nine Months Ended
	September 30, 2011
	As Previously	As Adjusted	% Change
	Reported
Statements of Operations
Net loss	$(2,153,269)	$(2,153,269)	0%
Net loss applicable to common shareholders	(3,092,843)	(3,472,092)	12%
Net loss per share attributable to common shareholders	(0.50)	(0.56)	11%

We have analyzed the impact of these adjustments and concluded that it is not material with respect to any financial reporting period after taking into consideration the requirements of the SEC Staff Bulletin No. 99.  Further, these adjustments do not have an impact on amounts previously reported, operating trends or publicly-reported results such as would have a material effect on investor expectations.

Warrant Derivative Liability

The Series C Warrants issued in connection with the Series C Convertible Preferred Stock private placement and the Series D Warrants issued in connection with the registered direct offering of Series D Convertible Preferred  are measured at fair value and liability-classified because the Series C Warrants are entitled to certain rights in subsequent financings and the Series D Warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815, Derivatives and Hedging, (“ASC 815”).  Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815.  The estimated fair value of the warrants was determined using the binomial model, resulting in an allocation of the gross proceeds of $583,250 to the total warrants issued in the Series C private placement and $283,725 to the warrants issued in the Series D registered direct offering.  The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate.  We will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first.  The down-round protection for the Series C Warrants expires 12 months subsequent to the issuance of the Series C Units, and the down-round protection for the Series D Warrants survives for the life of the Series D Warrants which ends in May 2017.

The assumptions for the binomial pricing model are represented in the table below for the warrants issued in both tranches of the Series C private placement reflected on a per share common stock equivalent basis.

			Warrants revalued at December 31, 2011
Assumptions	April 8, 2011	June 20, 2011	April 8, 2011	June 20, 2011
Expected life (in months)	36.0	36.0	28.0	30.0
Expected volatility	118.5%	118.5%	88.2%	89.7%
Risk-free interest rate	0.625%	0.625%	0.25%	0.25%
Exercise price	$2.13	$2.13	$2.13	$2.13
Fair value per warrant	$0.70	$0.62	$0.12	$0.14

The assumptions for the warrants issued to the investment banker show the range of values for both tranches.  The investment banker received two sets of warrants in each tranche with half of the warrants assigned a different exercise price.

	Investment Banker Warrants
	April 8, 2011		June 20, 2011
Assumptions	$1.50	$2.38	$1.50	$2.38
Expected life (in months)	60.0	60.0	60.0	60.0
Expected volatility	99.1%	99.1%	99.9%	99.9%
Risk-free interest rate	1.500%	1.500%	1.500%	1.500%
Exercise price	$1.50	$2.38	$1.50	$2.38
Fair value per warrant	$0.83	$0.75	$0.74	$0.67

The assumptions for the binomial pricing model are represented in the table below for the warrants issued in the Series D private placement reflected on a per share common stock equivalent basis.

Assumptions	November 10, 2011	Warrants revalued at December 31, 2011
Expected life (in months)	60.0	59.0
Expected volatility	104.5%	106.2%
Risk-free interest rate	0.875%	0.875%
Exercise price	$0.81	$0.81
Fair value per warrant	$0.54	$0.44

As of December 31, 2011, the value of the Series C and D Warrants has decreased to $436,553.